Deferred Revenue	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Deferred Revenue	Deferred Revenue
In August 2021, the Company entered into a precious metals purchase agreement (the “NX Gold PMPA”) with RGLD Gold AG ("Royal Gold"), a wholly-owned subsidiary of Royal Gold, Inc., in relation to gold production from the Xavantina Operations. The Company received upfront cash consideration of $100.0 million for the purchase of 25% of an equivalent amount of gold to be produced from the Xavantina mine until 93,000 ounces of gold have been delivered and thereafter decreasing to 10% of gold produced over the remaining life of the mine. The contract will be settled by the Company delivering gold to Royal Gold. Royal Gold will make ongoing payments equal to 20% of the then prevailing spot gold price for each ounce of gold delivered until 49,000 ounces of gold have been delivered and 40% of the prevailing spot gold price for each ounce of gold delivered thereafter. Additional advances may be made by Royal Gold based on the Company achieving certain milestones as set out in the NX Gold PMPA.
The movements in deferred revenue during the year ended December 31, 2023 are comprised of the following:

	December 31, 2023	December 31, 2022
Gold ounces delivered(1)	14,005	10,082

Balance, beginning of year	$86,055	$94,222
Advances	3,544	3,207
Accretion expense	3,032	3,407
Amortization of deferred revenue(2)	(17,082)	(14,781)
Balance, end of year	$75,549	$86,055

Current portion	$17,159	$16,580
Non-current portion	58,390	69,476

(1)        During the year ended December 31, 2023, the Company delivered 14,005 ounces of gold (December 31, 2022 - 10,082 ounces) to Royal Gold for average consideration of $386 per ounce (December 31, 2022 - $359 per ounce). At December 31, 2023, a cumulative 29,260 ounces (December 31, 2022 - 15,255 ounces) of gold have been delivered under the PMPA.
(2)     Amortization of deferred revenue during the year ended December 31, 2023 was net of $2.5 million (December 31, 2022 - $0.3 million) for change in estimate attributed to advances received and change in life-of-mine production estimates.

As part of the NX Gold PMPA, the Company pledged its equity interest in Ero Gold and NX Gold to Royal Gold as collateral and provided unsecured limited recourse guarantees from Ero and NX Gold.